SHAREHOLDERS' EQUITY (DEFICIT) (Narrative) (Details) $ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands								1 Months Ended										5 Months Ended	7 Months Ended	12 Months Ended
		Nov. 12, 2026 $ / shares	Jun. 12, 2025 CAD ($) shares	Nov. 12, 2024 CAD ($) shares	Nov. 12, 2024 USD ($) $ / shares	May 08, 2023 CAD ($) shares	May 08, 2023 USD ($) $ / shares	Jul. 31, 2025 CAD ($) shares	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 30, 2025 CAD ($) $ / shares shares	Jul. 30, 2025 USD ($) $ / shares	May 26, 2025 CAD ($) Shares $ / shares	May 26, 2025 CAD ($) Shares $ / shares	Oct. 31, 2024 CAD ($) Shares $ / shares shares	Feb. 29, 2024 ILS (₪)	Feb. 28, 2023 CAD ($) shares	Feb. 28, 2023 USD ($) $ / shares shares	May 26, 2025 CAD ($)	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($) Shares $ / shares shares	Dec. 31, 2023 CAD ($) Shares $ / shares shares	Dec. 31, 2025 ILS (₪) shares	Nov. 12, 2024 $ / shares	Oct. 31, 2024 $ / shares	Feb. 29, 2024 CAD ($)	Feb. 29, 2024 ILS (₪)	May 08, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares																			5,894,812	5,894,812	5,894,812	3,085,452		5,894,812
Proceeds from issuing shares																				$ 5,065,000		$ 944,000	$ 1,688,000
Exercise price of warrants issued per common share | $ / shares		$ 3.43			$ 4.32
Gross proceeds from warrants recorded as Share capital and premium																						$ 1,154,000	$ 7,253,000
Weighted average value of each option grant | $ / shares																						$ 3	$ 6.6
Number of share options granted | Shares																						31,305	500
Share-based compensation																				14,000		$ 369,000	$ 225,000
Repayments of borrowings, classified as financing activities																				1,810,000		3,834,000	$ 4,827,000
Borrowings																			$ 15,269,000	15,269,000	$ 15,269,000	$ 15,611,000
Common shares issued upon RSUs vested | shares																						0	9,167
Common shares issued upon partial conversion of convertible debentures																			$ 1,395,000	1,395,000		$ 0	$ 0
Number of ordinary shares issued upon conversion | shares																			625,461
Professional fees	[1]																			912,000		724,000	$ 852,000
L5 Capital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares						82,082																							82,082
Par value per share | $ / shares																													$ 7
Exercise price of warrants issued per common share | $ / shares							$ 9
Term of warrants						36 months	36 months
Repayments of borrowings, classified as financing activities						$ 839,000	$ 616
Private Placements [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares										2,050,000
Par value per share | $ / shares										$ 2.74
Proceeds from issuing shares										$ 5,622,000	$ 4,100
Exercise price of warrants issued per common share | $ / shares											$ 3.43
Amount of total direct and incremental costs incurred								$ 868,000
Amount of direct and incremental costs incurred in cash								557,000
Amount of direct and incremental costs incurred in share based payment								311,000
Focus [Member] | IMC Holdings Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of issued and outstanding shares held																											74.00%	74.00%
Discounted Cash Flow Approach | ₪															₪ 3,100
Total purchase price																											$ 314,000	₪ 819
Description of method of measuring fair value of instruments or interests															As a result, the Company issued an aggregate of 128,818 common shares at a deemed price of $2.44 per Common Share, equal to the 10-day volume weighted average price of the common shares on the CSE ending on May 26, 2025, the date in which the Company received disinterested shareholders’ approval to complete the Focus Transaction (the “Closing Date”).
Difference between estimated Focus Purchase Price and actual amount																											$ 2,558,000
Share Capital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issued upon partial conversion of convertible debentures																				$ 1,651,000
Life Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares																471,375														471,375
Par value per share | $ / shares																														$ 7.5
Proceeds from issuing shares																$ 4,705,000	$ 3,535
Exercise price of warrants issued per common share | $ / shares																	$ 9
Term of warrants																36 months	36 months
Direct and incremental transaction costs																$ 334,000
Concurrent Offering [Member] | Non-brokered private placement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares																386,195														386,195
Par value per share | $ / shares																														$ 7.5
Proceeds from issuing shares																$ 3,854,000	$ 2,896
Exercise price of warrants issued per common share | $ / shares																	$ 9
Term of warrants																36 months	36 months
Total concurrent offering units | shares																193,333	193,333
January - February 2023 Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Derivative liability																$ 7,027,000														$ 5,277
Transaction costs incurred for common share issuance																268,000
January - February 2023 Warrants [Member] | Share Capital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gross proceeds from warrants recorded as Share capital and premium																1,754,000	$ 1,319
Transaction costs incurred for common share issuance																$ 66,000
May 2023 Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Derivative liability						226,000																							$ 166
May 2023 Warrants [Member] | Share Capital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gross proceeds from warrants recorded as Share capital and premium						$ 613,000	$ 450
November 2024 Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs incurred for common share issuance				$ 1,154,000
Direct and incremental transaction costs				48,000
Recorded as deduction from share capital and premium				$ 40,000
November 2024 Warrants [Member] | Non-brokered private placement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares				742,517
Par value per share | $ / shares																									$ 2.88
Proceeds from issuing shares					$ 2,138
Exercise price of warrants issued per common share | $ / shares					$ 4.32
Direct and incremental transaction costs				$ 88,000
November 2024 Warrants [Member] | Share Capital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs incurred for common share issuance				$ 984,000
Common Share [Member] | Private Placements [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from issuing shares								2,070,000
Pre Funded Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of warrants																						496,000
(Gain) loss on revaluation																						56,000
Pre Funded Warrants [Member] | Private Placements [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares																			648,000	648,000	648,000			648,000
Proceeds from issuing shares								1,460,000
Exercise price of warrants issued per common share | $ / shares											$ 0.00001										$ 0.00001
Amount received on account of financial instruments																			$ 944,000	$ 944,000	$ 944,000
Warrant Shares [Member] | Private Placements [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from issuing shares								$ 2,092,000
Percentage of expected stock price volatility of warrant shares								66.00%	66.00%
Percentage of risk-free interest rate of warrant shares								3.15%	3.15%
Finder Warran [Member] | Private Placements [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of expected stock price volatility of warrant shares								66.10%	66.10%
Percentage of risk-free interest rate of warrant shares								3.96%	3.96%
Amount of direct and incremental costs incurred in share based payment								$ 311,000
Interest rate																			17.00%	17.00%	17.00%			17.00%
Various Institutions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Borrowings																															$ 10,832,000	$ 8,000
Ewave Group Ltd [Member] | Focus [Member] | IMC Holdings Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of issued and outstanding shares held																											26.00%	26.00%
Unrelated Service Provider [Member] | Debt Settlement Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares			52,380
Professional fees			$ 190,000
Pure Equity Ltd [Member] | Consulting Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares								140,000	140,000
Exercise price of warrants issued per common share | $ / shares									$ 2.5
Amount of one time cash payment									$ 260
Non-Independent Director [Member] | Life Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants issued per common share | $ / shares																	$ 9
Term of warrants																36 months	36 months
Number of shared subscribed | shares																21,950	21,950
Value of shared subscribed																$ 222,000	$ 165
Guarantor (Chairman & CEO) [Member] | Pre Funded Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares																										$ 2.88
Common shares issued as debts settlement with related parties | shares														110,576
Number of warrants issued for common shares | Shares														152,701,000
Exercise price of warrants issued per common share | $ / shares														$ 0.00001
Derivative liability														$ 440,000
Amount of common shares recognized as part of permanent equity														$ 318,000
Guarantor (Chairman & CEO) [Member] | Various Institutions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Personal Guarantee Value (Benefit)																															$ 758,000	$ 560
Chairman Of Board, Chief Executive Officer And Main Shareholder [Member] | IMC Holdings Ltd [Member] | Loan Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Borrowings																			$ 751,000	$ 751,000	$ 751,000			₪ 1,750
Loan maturity																				April 30, 2026
Discount on balance of liability																			33,000	$ 33,000	33,000			₪ 85
Chairman Of Board, Chief Executive Officer And Main Shareholder [Member] | Pre Funded Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued for common shares | Shares												152,701	152,701
Exercise price of warrant | $ / shares													$ 0.00001
Chairman Of Board, Chief Executive Officer And Main Shareholder [Member] | Pre Funded Warrants [Member] | Derivative Liability [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrant | $ / shares												$ 2.44
Derivative, fair value												$ 372,000	$ 372,000					$ 372,000
Revaluation income of change in fair value of derivative liability																		$ 124,000
2018 Share Incentive Plan" (the "2018 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of each option grant																			$ 1.24	$ 1.24	$ 1.24	$ 4.7
Weighted average remaining contractual life for the share options outstanding																				10 months 2 days		1 year 9 months 10 days	3 years 9 months 3 days
Equity Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of ordinary shares reserved for issuance																				20.00%
Ordinary shares reserved for issuance | shares																			28,768	28,768	28,768			28,768

[1]	Includes management fees charges during the years ended December 31, 2025, 2024 and 2023 of $526, $481 and $475, respectively.